STOCK OPTION PLAN (Details 2)	12 Months Ended
Dec. 31, 2018 CAD ($) Year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield
Forfeiture rate	6.00%
Exercise price (per share)	$ 9.28
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	2.30%
Expected life of options (years) | Year	2.5
Expected annualized volatility	79.00%
Exercise price (per share)	$ 6.70
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	2.82%
Expected life of options (years) | Year	6.4
Expected annualized volatility	87.00%
Exercise price (per share)	$ 11.88